INVENTORIES, NET	12 Months Ended
Jan. 02, 2016
INVENTORIES, NET
INVENTORIES, NET

NOTE 4:  INVENTORIES, NET

Inventories, net consisted of the following:

In thousands	January 2, 2016	January 3, 2015
Raw materials and work in process	$525	$538
Finished goods	191,354	157,703

Total	$191,879	$158,241